Interest in Other Entities - Detail 2 (Details) $ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands																																																	1 Months Ended			4 Months Ended	12 Months Ended
	Mar. 24, 2025 USD ($) shares	Mar. 19, 2025 shares	Jan. 02, 2025	Nov. 28, 2024 USD ($) shares	Nov. 28, 2024 ILS (₪) shares	Nov. 18, 2024 EUR (€) shares	Oct. 30, 2024 USD ($)	Sep. 19, 2024 USD ($)	Aug. 30, 2024	Aug. 27, 2024	Aug. 15, 2024 USD ($)	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 28, 2024 USD ($)	Jul. 25, 2024 USD ($)	Jul. 22, 2024 USD ($)	Jul. 21, 2024 USD ($)	Jul. 03, 2024 $ / shares shares	Jul. 02, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 18, 2024 USD ($)	Jun. 13, 2024 USD ($)	May 27, 2024 USD ($)	May 12, 2024	Dec. 15, 2023 USD ($)	Dec. 06, 2023 USD ($)	Oct. 30, 2023 USD ($)	Oct. 10, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 20, 2023	May 17, 2023 USD ($)	Apr. 27, 2023 USD ($)	Apr. 23, 2023 USD ($)	Apr. 13, 2023 USD ($)	Mar. 28, 2023 shares	Mar. 16, 2023 USD ($)	Jan. 17, 2023 USD ($)	Nov. 15, 2022 USD ($)	Oct. 30, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 30, 2022	Aug. 25, 2022 USD ($)	Aug. 25, 2022 ILS (₪)	Dec. 15, 2021 USD ($)	Dec. 07, 2021 USD ($) $ / shares shares	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Jan. 21, 2021 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jul. 31, 2020 USD ($) shares	May 31, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2024 AUD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 16, 2025 shares	Mar. 23, 2025 shares	Jan. 15, 2025 shares	Jan. 05, 2025	Dec. 31, 2024 ILS (₪) shares	Nov. 15, 2024 $ / shares	Oct. 07, 2024 shares	Oct. 06, 2024 ILS (₪)	Sep. 16, 2024 USD ($)	Jul. 01, 2024 shares	May 07, 2024 $ / shares shares	Jan. 25, 2024 USD ($)	Dec. 26, 2023 shares	Nov. 06, 2023 shares	Aug. 08, 2023 shares	Jul. 03, 2023 shares	Jul. 01, 2023 shares	Jun. 09, 2023 shares	Mar. 22, 2023 USD ($)	Jan. 23, 2023	Sep. 14, 2022 USD ($)	Jul. 28, 2022 USD ($)	Jul. 25, 2022 USD ($)
Interest in Other Entities [Line Items]
Issued share percentage																																																					45.74%				45.74%							45.74%
Outstanding share percentage																																																									45.75%
Provision of line of credit																																														$ 3,500,000
Long-term loan																																														6,000,000																						$ 190,000
Loan amount																																					$ 1,500,000
Additional capital shares rate																																																																															10.00%
Annual interest											4.35%																4.05%	4.08%									5.37%
Renewable Amount																											$ 3,500,000
Transfer amount																					$ 600,000
Loan granted																					$ 350,000
Equal percentage									80.00%
Credit line withdrawn																																																					$ 788,000
Obligated transfer																																																					2,000,000
Repaid amount																																																					350,000
Bank loan amount								$ 75,000																																																												$ 160,000
Annual interest rate percentage								4.60%																																3.52%
Repaid amount								$ 25,000
Renewable credit line																																								$ 1,500,000
Credit line percentage																																								70.00%
Credit line											$ 2,000,000			$ 2,500,000	$ 2,500,000																	$ 1,000,000
Percentage of credit facility																						80.00%
Customer balance																						$ 2,000,000
Loan withdrawn																																																					$ 830,000
Aggregate amount																																						$ 480,000								3,858,000	₪ 12,000
Interest rate																																																					5.18%											5.18%
Repayment of loan																																										$ 810,000	₪ 3,000
Additional loan amount (in New Shekels) | ₪																																																																			₪ 150
Loan amount																				$ 531,000																		$ 200,000
Finance expense																																																					$ 81,000
Loss in connection with issuance of warrants																																																					(1,833,000)
Aggregate amount of credit line																				1,000,000
Total credit facility																				$ 1,530,000																																	$ 663,000
Credit facility description																																																					The Total Credit Facility Amount will be available for use as follows: (a) USD 350 thousand upon the date of the June 2024 Facility Agreement, (b) USD 150 thousand upon submitting a prospectus for the registration of shares to be issued to the June 2024 Lenders, and (c) USD 500 thousand upon the completion of the Uplist.	The Total Credit Facility Amount will be available for use as follows: (a) USD 350 thousand upon the date of the June 2024 Facility Agreement, (b) USD 150 thousand upon submitting a prospectus for the registration of shares to be issued to the June 2024 Lenders, and (c) USD 500 thousand upon the completion of the Uplist.	The Total Credit Facility Amount will be available for use as follows: (a) USD 350 thousand upon the date of the June 2024 Facility Agreement, (b) USD 150 thousand upon submitting a prospectus for the registration of shares to be issued to the June 2024 Lenders, and (c) USD 500 thousand upon the completion of the Uplist.	The Total Credit Facility Amount will be available for use as follows: (a) USD 350 thousand upon the date of the June 2024 Facility Agreement, (b) USD 150 thousand upon submitting a prospectus for the registration of shares to be issued to the June 2024 Lenders, and (c) USD 500 thousand upon the completion of the Uplist.
Accrue rate																																																					12.00%	12.00%	12.00%	12.00%
Number of shares issued (in Shares) | shares																																																					32,258,663				27,989,465							32,258,663		2,544,600						673,019	1,293,450	328,506	169,920		863,100
Exercise price (in Dollars per share) | $ / shares																																																																	$ 0.001
Conversion per share (in Dollars per share) | $ / shares																																																					$ 1
Fair value amount																																																					$ 2,340,000
Gross proceeds from private placement												$ 20,000							$ 237,000																																		257,000
Fees and expense																																																					10,000
Commission fees																																																					13,000
Share issuance cost												65,000
Cash												$ 59,000																																									7,000																									$ 2,989,000
Aggregate Gross Proceeds Value																																																																							$ 7,275,000
Amount reaches																																																					$ 2,500,000
Percentage of Fees																																																					5.00%	5.00%	5.00%	5.00%
Share price (in Dollars per share) | $ / shares																																																					$ 1
Warrant exercise price (in Dollars per share) | $ / shares																																																					$ 1
Debt issuance costs																																																					$ 315,000
Reverse stock split																																																					1-for-4	1-for-4	1-for-4	1-for-4
Decrease in eventer holding										44.52%
Stock incentive plan																																																									The 2023 Plan permits the issuance of up to (i) 625,000 shares of Common Stock, plus (ii) an annual increase equal to the lesser of (A) 5% of Viewbix Inc.’s outstanding capital stock on the last day of the immediately preceding calendar year; and (B) such smaller amount as determined by the Board of Directors, provided that no more than 625,000 shares of common stock may be issued upon the exercise of incentive stock options. If any outstanding awards expire, are canceled or are forfeited, the underlying shares would be available for future grants under the 2023 Plan. As of the date of approval of the financial statements, Viewbix Inc. had reserved 625,000 shares of common stock for issuance under the 2023 Plan.
General and administrative expenses																																																					$ 7,222,000				$ 12,108,000	$ 13,440,000
Initial capital contribution percentage																																																									60.00%
Description of renovation work phase I																																																					All distributions of net cash from operations and net cash from capital transactions, including refinancing the existing Seller Loan, shall be made in the following order: (i) one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (ii) one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (iii) one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (iv) pro rata to the Company and Zig Investment Group in accordance with their percentage interests.	All distributions of net cash from operations and net cash from capital transactions, including refinancing the existing Seller Loan, shall be made in the following order: (i) one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (ii) one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (iii) one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (iv) pro rata to the Company and Zig Investment Group in accordance with their percentage interests.	All distributions of net cash from operations and net cash from capital transactions, including refinancing the existing Seller Loan, shall be made in the following order: (i) one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (ii) one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (iii) one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (iv) pro rata to the Company and Zig Investment Group in accordance with their percentage interests.	All distributions of net cash from operations and net cash from capital transactions, including refinancing the existing Seller Loan, shall be made in the following order: (i) one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (ii) one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (iii) one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (iv) pro rata to the Company and Zig Investment Group in accordance with their percentage interests.
Description of initial capital contribution percentage																																																									the Company has received a distribution of one hundred percent (100%) of its Initial Capital Contribution, the Manager shall cause Zig Miami 54 to redeem from the Company, without any further consent or action of the Company, fifty percent (50%) of the Company’s interests in Zig Miami 54, equaling a thirty percent (30%) percentage interest in Zig Miami 54 and to, thereafter, issue to Zig Investment Group, additional interests in Zig Miami 54 equaling a thirty percent (30%) interest in Zig Miami 54. Following such redemption and issuance, Zig Investment Group will hold a seventy percent (70%) interest in Zig Miami 54 and the Company will hold a thirty percent (30%) interest in Zig Miami 54.
Issuance of amount																																																					$ 1,545,000
Investment purchase price																																																					455,000
Invested an initial amount																																																					1,756,000				$ 1,533,000
Total consideration amount																																																		$ 817,000
Invested amount																																																					250,000
Fair value option amount																																																					451,000				105,000
Issued and outstanding share capital, percentage																																									35.94%
Additional Amount																																													$ 753,000
Consideration option per share (in Dollars per share) | $ / shares																																													$ 6.05
Percentage of purchase undertook																																													$ 771,000									₪ 8,602
Consideration per share (in Dollars per share) | $ / shares																																																		$ 6.05
Consideration amount																									$ 250,000														$ 2,000,000														1,000	₪ 4,500
Aggregate value | ₪																																																																₪ 8,602
Other receivables																																				$ 937,000
Dividend in total amount																																				577,000
Total proceeds amount																															$ 5,700,000					937,000
Contract assets																																				$ 577,000
Gross proceeds																																																																							$ 7,275,000
Payment to monthly fees																																																					10,000
Other comprehensive income loss																																																					120,000				50,000
Discount percentage																																							20.00%
June 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Interest facility agreement																																																					184,000
First July 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Credit line																																																					50,000
First July 2024 Facility Term [Member]
Interest in Other Entities [Line Items]
Loan amount																																																					$ 50,000
Exercisable warrants (in Shares) | shares																																																					300,000	300,000	300,000	300,000
Finance expense																																																					$ 2,000,000
Accrue rate																																																					12.00%	12.00%	12.00%	12.00%
Number of shares issued (in Shares) | shares																																																					300,000											300,000
Exercise price (in Dollars per share) | $ / shares																																																					$ 1
Loan converted into ordinary shares (in Shares) | shares																																																					100,000	100,000	100,000	100,000
Second July 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Credit line													$ 3,000,000
Loan amount																																																					$ 160,000
Finance expense																																																					$ 2,500,000
Accrue rate																																																					12.00%	12.00%	12.00%	12.00%
Number of shares issued (in Shares) | shares																																																					360,000											360,000
Exercise price (in Dollars per share) | $ / shares																																																					$ 1
Percentage of Fees																																																					5.00%	5.00%	5.00%	5.00%
Share price (in Dollars per share) | $ / shares																																																					$ 1
Warrant exercise price (in Dollars per share) | $ / shares																																																					$ 1
Debt issuance costs																																																					$ 302,000
Short term convertible loans received																																																					$ 80,000
Loan Agreement [Member]
Interest in Other Entities [Line Items]
Maturity loan description																																																					As such, they were recorded within other receivables in the consolidated statements of financial position as of December 31, 2024, in an amount of USD 500 thousand representing their fair value, See note 5.	As such, they were recorded within other receivables in the consolidated statements of financial position as of December 31, 2024, in an amount of USD 500 thousand representing their fair value, See note 5.	As such, they were recorded within other receivables in the consolidated statements of financial position as of December 31, 2024, in an amount of USD 500 thousand representing their fair value, See note 5.	As such, they were recorded within other receivables in the consolidated statements of financial position as of December 31, 2024, in an amount of USD 500 thousand representing their fair value, See note 5.
Credit Facility Agreement [Member]
Interest in Other Entities [Line Items]
Aggregate amount																																																	$ 125,000
Subsequent Events [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																														30,303
Subsequent Events [Member]
Interest in Other Entities [Line Items]
Annual interest rate percentage			4.60%
Bottom of Range [Member]
Interest in Other Entities [Line Items]
Percentage of capital shares																																																																															70.00%
Credit line																																																					$ 50,000
Decreased rate																																																					71.11%	71.11%	71.11%	71.11%
Bottom of Range [Member] | First July 2024 Facility Term [Member]
Interest in Other Entities [Line Items]
Decreased rate																																																					60.50%	60.50%	60.50%	60.50%
Bottom of Range [Member] | Second July 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Decreased rate																																																					54.53%	54.53%	54.53%	54.53%
Top of Range [Member]
Interest in Other Entities [Line Items]
Percentage of capital shares																																																																															80.00%
Credit line																																																					$ 200,000
Decreased rate																																																					76.00%	76.00%	76.00%	76.00%
Top of Range [Member] | First July 2024 Facility Term [Member]
Interest in Other Entities [Line Items]
Decreased rate																																																					66.58%	66.58%	66.58%	66.58%
Top of Range [Member] | Second July 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Decreased rate																																																					60.50%	60.50%	60.50%	60.50%
ViewBix Inc. [Member]
Interest in Other Entities [Line Items]
Outstanding share percentage																																																					45.75%											45.75%
Exercise price per share (in Dollars per share) | $ / shares																																																					$ 1
Number of shares issued (in Shares) | shares																																																					50,000											50,000
ViewBix Inc. [Member] | First July 2024 Facility Term [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					300,000	300,000	300,000	300,000
ViewBix Inc. [Member] | Second July 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																					150,000											150,000
ViewBix Inc. [Member] | Subsequent Events [Member]
Interest in Other Entities [Line Items]
Percentage of purchase undertook	$ 2,000,000
Gix internet [Member]
Interest in Other Entities [Line Items]
Aggregate amount																																														$ 1,240,000
Gix internet [Member] | Subsequent Events [Member]
Interest in Other Entities [Line Items]
Acquired percentage of share capital																																																															100.00%
Delivers.AI Ltd. [Member] | Subsequent Events [Member]
Interest in Other Entities [Line Items]
Percentage of allocated share capital																																																															25.00%
Entrepreneur [Member] | Subsequent Events [Member]
Interest in Other Entities [Line Items]
Percentage of allocated share capital																																																															5.00%
Gix Media [Member]
Interest in Other Entities [Line Items]
Bank loan amount																																																																																$ 350,000
Bank Leumi [Member]
Interest in Other Entities [Line Items]
Credit line																												$ 2,500,000
Viewbix Inc [Member]
Interest in Other Entities [Line Items]
Holding shares (in Shares) | shares																																																					77,980	77,980	77,980	77,980
Viewbix Inc [Member] | June 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																					183,679											183,679
Viewbix Inc [Member] | First July 2024 Facility Term [Member]
Interest in Other Entities [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																																																					$ 1
Zig Investment Group [Member]
Interest in Other Entities [Line Items]
Investments amount																																																									$ 2,000,000
Initial capital contribution percentage																																																									40.00%
Zig Miami 54 [Member]
Interest in Other Entities [Line Items]
Aggregate amount																								$ 2,250,000
Loan amount																								$ 1,350,000
Loans receivable																																																									$ 1,500,000
Investment purchase price																																																									$ 455,000
Polyrizon [Member]
Interest in Other Entities [Line Items]
Aggregate amount																		$ 340,000
Number of shares issued (in Shares) | shares																		762,046
Description of ordinary shares and incentive plan																																																									of December 31, 2023, the Company held 38.76% of the issued and outstanding share capital of Polyrizon and the investment was accounted for using the equity method.
Investment, percentage																																																									38.76%
Issued and outstanding percentage							7.50%																38.31%
Recognized a loss																		$ 12,000
IPO raised							$ 4,200,000
Shares purchased (in Shares) | shares																																																					222,305	222,305	222,305	222,305
Total consideration amount																																																					$ 3,480		$ 388
Percentage of issued and outstanding																																																					3.48%	3.48%	3.48%	3.48%
Invest an additional amount																																																			$ 1,000,000
Consideration shares (in Shares) | shares																																																			3,107,223
Equity financing least amount																																	$ 500,000
Pre-money valuation least																																	$ 10,000,000
Invested amount																																												$ 2,000,000
Price percentage																																												125.00%
Option is exercisable term																																												3 years
Polyrizon [Member] | Bottom of Range [Member]
Interest in Other Entities [Line Items]
Issued and outstanding shares, percentage																		9.75%
Polyrizon [Member] | Top of Range [Member]
Interest in Other Entities [Line Items]
Issued and outstanding shares, percentage																		38.31%
Revoltz Ltd.[Member]
Interest in Other Entities [Line Items]
Consideration ordinary shares (in Shares) | shares																																																					19,990											19,990
Issued and outstanding share capital, percentage																																																					19.99%	19.99%	19.99%	19.99%
Invest an additional																																																					$ 400,000
Percentage of issued and outstanding share capital																																																					37.50%											37.50%
Charging Robotics [Memeber]
Interest in Other Entities [Line Items]
Invested amount																																																																																	$ 60,000
Additional Amount																																																																																	$ 340,000
Percentage of purchase undertook																																													85.00%
Parazero Technologies Ltd [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																					1,288,968											1,288,968
Aggregate Gross Proceeds Value																													$ 7,800,000
Recognized a loss																																																									$ 714,000
Total consideration amount																																																							$ 2,292
Percentage of issued and outstanding share capital																																																										40.35%
Fair value of loan amount																																																									64,000
Received amount																																																				$ 1,500,000
Investment amount																																																				$ 521,000
Gross proceeds																													$ 1,500,000
IPO holdings rate																													33.36%
Recognized gain																																																									$ 466,000
Private placement																										$ 5,100,000
Private placement rate																										20.04%
Outstanding shares, percentage																																																					5.70%	5.70%	5.70%	5.70%		5.70%
Parazero Technologies Ltd [Member] | Credit Facility Agreement [Member]
Interest in Other Entities [Line Items]
Aggregate amount																																							$ 625,000
Buffalo Investments Ltd. [Member]
Interest in Other Entities [Line Items]
Options to purchase shares																																																					150,000											150,000
SciSparc [Member]
Interest in Other Entities [Line Items]
Exercise price (in Dollars per share) | $ / shares																																																					$ 5.02
Options to purchase shares																																																					150,000											150,000
Buffalo Agreement [Member]
Interest in Other Entities [Line Items]
Consideration ordinary shares (in Shares) | shares																																													150,000
Consideration option per share (in Dollars per share) | $ / shares																																													$ 0.72
Paid transactions																																													$ 72,000
Percentage of purchase shares																																																		90.00%
Consideration amount																																																					$ 817,000
Holding shares (in Shares) | shares																																																					36,000	36,000	36,000	36,000
Aggregate value																																																					$ 937,000
Compensation amount																																																					$ 120,000
Polyrizon [Member]
Interest in Other Entities [Line Items]
Share purchase rate																																																					90.00%	90.00%	90.00%	90.00%
Hydreight Technologies Inc [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																					309,000,000											309,000,000
Holding shares (in Shares) | shares																																																					307,000	307,000	307,000	307,000
SciSparc [Member]
Interest in Other Entities [Line Items]
Holding shares (in Shares) | shares																																																					84,000	84,000	84,000	84,000
Colugo Systems Ltd [Member]
Interest in Other Entities [Line Items]
Holding shares (in Shares) | shares																																																					31,250	31,250	31,250	31,250
Fuel Doctor Holdings Inc. [Member]
Interest in Other Entities [Line Items]
Purchased shares (in Shares) | shares																																																					84,000											84,000
Clearmind Medicine Inc [Member]
Interest in Other Entities [Line Items]
Holding shares (in Shares) | shares																																																					36,000	36,000	36,000	36,000
Charging Robotics Inc. [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																			827,543,253																		412,123											412,123
Shares Issued Percentage.																																																					64.36%				67.00%							64.36%
Total consideration amount																																																$ 263,000					$ 410,000
Issued and outstanding share capital, percentage																																																					63.75%	63.75%	63.75%	63.75%	67.00%
Holding shares (in Shares) | shares																																																90,000,000
Share purchased rate																																																35.06%
Charging Robotics Inc. [Member] | Subsequent Events [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																													124,604
Laminera Flow Optimization Ltd [Member]
Interest in Other Entities [Line Items]
Issued and outstanding shares, percentage																																																					19.70%	19.70%	19.70%	19.70%	19.70%
Invested additional amount																																																									$ 1,176,000
GERD IP Inc [Member]
Interest in Other Entities [Line Items]
Shares Issued Percentage.																																																					90.00%				90.00%							90.00%
Net issuance expenses																																																											$ 1,300,000
Legal cost																																																										$ 631,000
Solterra Energy [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																					2,028,485											2,028,485
Issued and outstanding percentage																																																									36.08%
Issued and outstanding shares, percentage																																																					13.14%	13.14%	13.14%	13.14%
Shares purchased (in Shares) | shares				100,000	100,000
Consideration amount | €						€ 2,149
Recognized gain																																																					$ 140,000
Warrants issued (in Shares) | shares																																																					248,268	248,268	248,268	248,268
Purchased amount				$ 82,000	₪ 78
Companys holding				13.14%	13.14%
Share based compensation grants [Member]
Interest in Other Entities [Line Items]
Shares Issued Percentage.																																																																														19.99%
Restricted Share Units [Member]
Interest in Other Entities [Line Items]
Number of share granted																														12,756
Vesting																														50
Share Based Compensation Expense [Member]
Interest in Other Entities [Line Items]
General and administrative expenses																																																					$ 38,000				$ 12,000
Common Stock [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					662,957	662,957	662,957	662,957
Exercise price per share (in Dollars per share) | $ / shares																																																					$ 1
Number of shares issued (in Shares) | shares												269,719																																									362,004											362,004
Exercise price (in Dollars per share) | $ / shares																																																					$ 1
Aggregate Gross Proceeds Value												$ 6,000
Common Stock [Member] | June 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																																																					1
Common Stock [Member] | First July 2024 Facility Term [Member]
Interest in Other Entities [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																																																					$ 1
Number of shares issued (in Shares) | shares																																																					125,000											125,000
Exercise price (in Dollars per share) | $ / shares																																																					$ 1
Common Stock [Member] | Second July 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					360,000	360,000	360,000	360,000
Exercise price per share (in Dollars per share) | $ / shares																																																					$ 1
Exercise price (in Dollars per share) | $ / shares																																																					$ 1
Common Stock [Member] | Subsequent Events [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																												18,190,080
Common Stock [Member] | ViewBix Inc. [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					50,000	50,000	50,000	50,000
Common Stock [Member] | Viewbix Inc [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					250,000	250,000	250,000	250,000
Common Stock [Member] | Viewbix Inc [Member] | June 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Exercise price (in Dollars per share) | $ / shares																																																					$ 1
Common Stock [Member] | Lead Investor [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																					12,844											12,844
Common Stock [Member] | Polyrizon [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																																						459,770
Exercise price per share (in Dollars per share) | $ / shares																																																																						$ 4.35
Common Stock [Member] | Charging Robotics Inc. [Member]
Interest in Other Entities [Line Items]
Share purchased rate																																			76.25%
Uniform Offer to the Public [Member] | Solterra Energy [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares						3,000,000
Private Placement [Member] | Solterra Energy [Member]
Interest in Other Entities [Line Items]
Invest an amount																																																					$ 564,000			€ 534
Metagramm [Member]
Interest in Other Entities [Line Items]
Interest rate																																																					6.00%											6.00%
Issued and outstanding shares, percentage																																																					19.90%	19.90%	19.90%	19.90%	19.90%
Purchase agreement of percentage																																		19.90%
Paid in purchase agreement to acquire																																		$ 250,000
Fair value of the investment																																																					$ 1,031,000				$ 250,000
Loan agreement																																																					$ 250,000
Percentage of increase in additional shares																																																									31.25%
Discount percentage																																																									20.00%
Repayment of amendment per month amount																$ 15,000
Repay Loan from Monthly Profit Amount																$ 10,000
Repay loan from monthly profit percentage																60.00%
Shares exchange (in Shares) | shares		171,112
Metagramm [Member] | Major business combination [member]
Interest in Other Entities [Line Items]
Loan converted into ordinary shares (in Shares) | shares		37,869
First Tranche [Member] | Common Stock [Member] | ViewBix Inc. [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																																												6,378
Second Tranche [Member] | Common Stock [Member] | ViewBix Inc. [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares																																																																					6,378
Private Placement [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares												385,332
Number of shares issued (in Shares) | shares																	256,875
Exercise price (in Dollars per share) | $ / shares																	$ 1
Private Placement [Member] | Bottom of Range [Member]
Interest in Other Entities [Line Items]
Decreased rate																																																					66.58%	66.58%	66.58%	66.58%
Private Placement [Member] | Top of Range [Member]
Interest in Other Entities [Line Items]
Decreased rate																																																					71.11%	71.11%	71.11%	71.11%
Securities Exchange Agreement with Meragramm [Member] | Major business combination [member]
Interest in Other Entities [Line Items]
Percentage of issued and outstanding capital stock on a pro rata	19.99%
Percentage of share exchange	100.00%
Shareholders cash earn-out payments	$ 2,000,000
Securities Exchange Agreement with Meragramm [Member] | Viewbix’s Common Stock [Member] | Major business combination [member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares	1,323,000
Securities Exchange Agreement with Meragramm [Member] | Metagramm Ordinary Shares [Member] | Major business combination [member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares	718,520
Consultants Agreements [Member]
Interest in Other Entities [Line Items]
Number of shares issued (in Shares) | shares												120,000
Share-based compensation expense												$ 57,000
Decrease in eventer holding												53.30%
Warrants [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																									120,000
Exercise price per share (in Dollars per share) | $ / shares																																																									$ 2
Warrants [Member] | June 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					183,679	183,679	183,679	183,679
Warrants [Member] | Second July 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					360,000	360,000	360,000	360,000
Warrants [Member] | ViewBix Inc. [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					50,000	50,000	50,000	50,000
Warrants [Member] | Viewbix Inc [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					250,000	250,000	250,000	250,000
Warrants [Member] | Viewbix Inc [Member] | June 2024 Facility Agreement [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					183,679	183,679	183,679	183,679
June 2024 Lead Lender Fee Warrants [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares												5,296,610																																									625,000	625,000	625,000	625,000
Exercise price per share (in Dollars per share) | $ / shares												$ 0.472																																									$ 4
Warrants issued												$ 2,500,000
Fair value amount																			$ 1,833,000
June 2024 Lead Lender Fee Warrants [Member] | Common Stock [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																																																					625,000	625,000	625,000	625,000
PIPE Warrants [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																	385,332
Exercise price per share (in Dollars per share) | $ / shares																	$ 1
PIPE Warrants [Member] | Private Placement [Member]
Interest in Other Entities [Line Items]
Exercisable warrants (in Shares) | shares																	385,332
Gix Media and Bank Leumi [Member]
Interest in Other Entities [Line Items]
Loan amount																																																																																		$ 1,500,000